QUARTERLY FINANCIAL DATA (UNAUDITED) (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net sales	$ 3,244.2	$ 3,224.0	$ 3,169.1	$ 2,924.7	$ 3,143.8	$ 3,126.5	$ 3,086.5	$ 2,865.3	$ 12,562.0	$ 12,222.1	$ 11,531.1
Cost of sales	1,809.1	1,780.9	1,780.3	1,675.5	1,770.2	1,743.3	1,722.5	1,639.3	7,045.8	6,875.3	6,414.6
Selling, general and administrative expenses	885.5	869.2	900.0	896.1	841.8	855.9	911.4	896.7	3,550.8	3,505.8	3,364.3
Special (gains) and charges	31.4	24.9	24.4	39.5	12.3	66.2	8.0	26.2	120.2	112.7	4.9
Operating Income	518.2	549.0	464.4	313.6	519.5	461.1	444.6	303.1	1,845.2	1,728.3	1,747.3
Other (income) expense (b)	(14.1)	(20.8)	(20.9)	(21.2)	(19.8)	(21.2)	(19.5)	(19.4)	(77.0)	(79.9)	(67.3)
Interest expense, net (c)	46.1	46.1	49.2	49.3	53.8	55.1	56.2	56.0	190.7	221.1	254.6
Income before income taxes	486.2	523.7	436.1	285.5	485.5	427.2	407.9	266.5	1,731.5	1,587.1	1,560.0
Provision for income taxes	86.5	83.4	88.8	29.9	87.1	95.4	80.5	58.2	288.6	321.2	189.8
Net income from continuing operations including noncontrolling interest	399.7	440.3	347.3	255.6	398.4	331.8	327.4	208.3	1,442.9	1,265.9	1,370.2
Net income from continuing operations attributable to noncontrolling interest	5.0	4.4	3.9	4.0	5.5	3.6	3.7	2.8	17.3	15.6	17.9
Net income from continuing operations attributable to Ecolab	394.7	435.9	343.4	251.6	392.9	328.2	323.7	205.5	1,425.6	1,250.3	1,352.3
Net income from discontinued operations, net of tax (b)	34.9	28.3	25.2	44.9	2.2	107.2	27.6	41.8	133.3	178.8	152.3
Net income attributable to Ecolab	$ 429.6	$ 464.2	$ 368.6	$ 296.5	$ 395.1	$ 435.4	$ 351.3	$ 247.3	$ 1,558.9	$ 1,429.1	$ 1,504.6
Basic
Continuing operations	$ 1.37	$ 1.51	$ 1.19	$ 0.87	$ 1.36	$ 1.14	$ 1.12	$ 0.71	$ 4.95	$ 4.33	$ 4.67
Discontinued operations	0.12	0.10	0.09	0.16	0.01	0.37	0.10	0.14	0.46	0.62	0.53
Earnings attributable to Ecolab	1.49	1.61	1.28	1.03	1.37	1.51	1.22	0.86	5.41	4.95	5.20
Diluted
Continuing operations	1.35	1.49	1.18	0.86	1.34	1.12	1.10	0.70	4.87	4.27	4.60
Discontinued operations	0.12	0.10	0.09	0.15	0.01	0.37	0.09	0.14	0.46	0.61	0.52
Earnings attributable to Ecolab	$ 1.47	$ 1.59	$ 1.26	$ 1.01	$ 1.35	$ 1.48	$ 1.20	$ 0.84	$ 5.33	$ 4.88	$ 5.12
Weighted-average common shares outstanding
Basic (in shares)	288.3	288.1	287.6	288.2	288.0	288.8	288.8	288.6	288.1	288.6	289.6
Diluted (in shares)	292.6	292.8	292.1	292.3	292.2	293.4	293.3	292.7	292.5	292.8	294.0
Net income attributable to noncontrolling interest										$ (4.4)	$ (3.9)
Cost of sales
Special (gains) and charges	$ 15.7	$ 11.3	$ 7.9	$ 3.6	$ 5.8	$ 3.6	$ (0.1)		$ 38.5	4.8	17.8
Other (income) expense
Special (gains) and charges	9.5								9.5
Interest expense
Special (gains) and charges				0.2	0.3				$ 0.2	$ 0.3	$ 21.9
Net income from discontinued operations, net of tax
Weighted-average common shares outstanding
Net income attributable to noncontrolling interest	$ (0.3)	$ 0.7	$ (0.3)	$ (0.1)	$ (0.4)	$ (0.7)	$ (1.4)	$ (1.9)